UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%(1)

Security	Shares	Value
Aerospace & Defense — 1.4%
Raytheon Co.	48,553	$7,445,603

		$7,445,603

Air Freight & Logistics — 1.6%
FedEx Corp.	51,253	$8,268,646

		$8,268,646

Auto Components — 1.7%
Aptiv PLC	148,035	$9,114,515

		$9,114,515

Banks — 6.5%
Bank of America Corp.	619,656	$15,268,324
JPMorgan Chase & Co.	195,273	19,062,550

		$34,330,874

Beverages — 3.5%
Constellation Brands, Inc., Class A	33,693	$5,418,508
PepsiCo, Inc.	116,639	12,886,277

		$18,304,785

Biotechnology — 3.1%
Gilead Sciences, Inc.	129,176	$8,079,959
Vertex Pharmaceuticals, Inc.(2)	49,503	8,203,142

		$16,283,101

Capital Markets — 1.7%
Charles Schwab Corp. (The)	216,260	$8,981,278

		$8,981,278

Chemicals — 1.0%
DowDuPont, Inc.	103,608	$5,540,956

		$5,540,956

Consumer Finance — 1.9%
American Express Co.	103,433	$9,859,234

		$9,859,234

Containers & Packaging — 1.6%
Ball Corp.	181,974	$8,367,164

		$8,367,164

Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc.	333,622	$18,756,229

		$18,756,229

Electric Utilities — 1.8%
NextEra Energy, Inc.	53,936	$9,375,155

		$9,375,155

Security	Shares	Value
Electronic Equipment, Instruments & Components — 2.2%
Corning, Inc.	378,717	$11,441,041

		$11,441,041

Entertainment — 4.5%
Live Nation Entertainment, Inc.(2)	212,266	$10,454,100
Walt Disney Co. (The)	119,795	13,135,522

		$23,589,622

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	52,308	$8,274,603
AvalonBay Communities, Inc.	29,726	5,173,810

		$13,448,413

Food Products — 3.5%
Mondelez International, Inc., Class A	249,110	$9,971,873
Nestle SA	102,258	8,299,540

		$18,271,413

Health Care Equipment & Supplies — 5.1%
Abbott Laboratories	170,842	$12,357,002
Danaher Corp.	141,099	14,550,129

		$26,907,131

Health Care Providers & Services — 1.8%
Anthem, Inc.	36,796	$9,663,733

		$9,663,733

Insurance — 2.7%
American Financial Group, Inc.	29,869	$2,704,040
American International Group, Inc.	140,290	5,528,829
Progressive Corp. (The)	103,363	6,235,890

		$14,468,759

Interactive Media & Services — 1.9%
Alphabet, Inc., Class C(2)	9,720	$10,066,129

		$10,066,129

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(2)	12,923	$19,409,958

		$19,409,958

IT Services — 5.7%
Akamai Technologies, Inc.(2)	109,256	$6,673,356
GoDaddy, Inc., Class A(2)	120,346	7,897,105
Visa, Inc., Class A	119,361	15,748,490

		$30,318,951

Machinery — 4.0%
Caterpillar, Inc.	88,122	$11,197,663
Fortive Corp.	147,594	9,986,210

		$21,183,873

Multi-Utilities — 1.4%
Sempra Energy	66,431	$7,187,170

		$7,187,170

Multiline Retail — 1.4%
Dollar Tree, Inc.(2)	84,844	$7,663,110

		$7,663,110

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.9%
ConocoPhillips	120,749	$7,528,700
EOG Resources, Inc.	67,375	5,875,774
Exxon Mobil Corp.	177,410	12,097,588
Phillips 66	66,922	5,765,330

		$31,267,392

Pharmaceuticals — 5.4%
Johnson & Johnson	146,153	$18,861,045
Zoetis, Inc.	112,102	9,589,205

		$28,450,250

Road & Rail — 1.5%
CSX Corp.	124,662	$7,745,250

		$7,745,250

Semiconductors & Semiconductor Equipment — 2.2%
QUALCOMM, Inc.	200,924	$11,434,585

		$11,434,585

Software — 6.5%
Intuit, Inc.	40,580	$7,988,173
Microsoft Corp.	257,858	26,190,637

		$34,178,810

Specialty Retail — 2.8%
Home Depot, Inc. (The)	85,804	$14,742,843

		$14,742,843

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	123,439	$19,471,268

		$19,471,268

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	109,677	$8,131,453

		$8,131,453

Total Common Stocks (identified cost $419,328,444)		$523,668,694

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.46%(3)	7,006,233	$7,005,533

Total Short-Term Investments (identified cost $7,005,023)		$7,005,533

Total Investments — 100.5% (identified cost $426,333,467)		$530,674,227

Total Written Covered Call Options — (0.5)% (premiums received $3,793,549)		$(2,382,367)

Other Assets, Less Liabilities — (0.0)%(4)		$(46,922)

Net Assets — 100.0%		$528,244,938

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at December 31, 2018 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2018 was $40,640.

(4)	Amount is less than (0.05)%.

Written Covered Call Options — (0.5)%

Exchange-Traded Options — (0.5)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	850	$6,148,050	$73	2/15/19	$(226,100)
Alphabet, Inc., Class C	45	4,660,245	1,125	1/18/19	(15,975)
Amazon.com, Inc.	60	9,011,820	1,630	2/1/19	(228,150)
American Express Co.	515	4,908,980	112	1/4/19	(10,557)
American International Group, Inc.	700	2,758,700	43	2/15/19	(44,800)
American Tower Corp.	260	4,112,940	165	1/18/19	(22,750)
Apple, Inc.	570	8,991,180	183	1/4/19	(285)
Aptiv PLC	740	4,556,180	73	1/18/19	(9,250)
AvalonBay Communities, Inc.	145	2,523,725	195	1/18/19	(1,450)
Ball Corp.	905	4,161,190	50	2/15/19	(49,775)
Bank of America Corp.	3,095	7,626,080	26	1/25/19	(102,135)
Caterpillar, Inc.	440	5,591,080	136	1/4/19	(4,840)
Charles Schwab Corp. (The)	1,080	4,485,240	43	2/15/19	(143,100)
ConocoPhillips	600	3,741,000	70	1/25/19	(9,900)
Corning, Inc.	1,900	5,739,900	35	1/18/19	(6,650)
CSX Corp.	620	3,852,060	74	1/4/19	(9,920)
Danaher Corp.	705	7,269,960	105	2/15/19	(199,163)
Dollar Tree, Inc.	285	2,574,120	90	1/4/19	(37,050)
DowDuPont, Inc.	515	2,754,220	58	1/18/19	(16,995)
EOG Resources, Inc.	335	2,921,535	115	1/18/19	(1,340)
Exxon Mobil Corp.	885	6,034,815	80	1/18/19	(442)
FedEx Corp.	255	4,113,915	175	2/15/19	(61,073)
Gilead Sciences, Inc.	645	4,034,475	74	1/4/19	(1,612)
GoDaddy, Inc., Class A	600	3,937,200	68	2/15/19	(177,000)
Home Depot, Inc. (The)	425	7,302,350	175	1/25/19	(157,250)
Intuit, Inc.	165	3,248,025	220	1/18/19	(4,537)
Johnson & Johnson	730	9,420,650	140	2/15/19	(68,255)
JPMorgan Chase & Co.	975	9,517,950	105	1/18/19	(35,100)
Microsoft Corp.	1,285	13,051,745	110	2/15/19	(258,928)
NextEra Energy, Inc.	265	4,606,230	190	3/15/19	(27,825)
NIKE, Inc., Class B	545	4,040,630	80	1/18/19	(18,257)
PepsiCo, Inc.	580	6,407,840	120	1/18/19	(6,670)
Phillips 66	330	2,842,950	95	1/18/19	(5,775)
Progressive Corp. (The)	400	2,413,200	65	1/18/19	(8,000)
QUALCOMM, Inc.	1,000	5,691,000	60	1/18/19	(63,000)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Raytheon Co.	240	$3,680,400	$180	1/18/19	$(1,080)
Sempra Energy	330	3,570,270	115	2/15/19	(38,775)
Verizon Communications, Inc.	1,665	9,360,630	61	1/4/19	(4,995)
Vertex Pharmaceuticals, Inc.	245	4,059,895	175	1/25/19	(91,875)
Visa, Inc., Class A	595	7,850,430	144	1/25/19	(33,618)
Walt Disney Co. (The)	595	6,524,175	113	2/1/19	(105,315)
Zoetis, Inc.	560	4,790,240	90	2/8/19	(72,800)

Total					$(2,382,367)

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,382,367.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$52,411,980	$—		$—	$52,411,980
Consumer Discretionary	59,061,879	—		—	59,061,879
Consumer Staples	28,276,658	8,299,540		—	36,576,198
Energy	31,267,392	—		—	31,267,392
Financials	67,640,145	—		—	67,640,145
Health Care	81,304,215	—		—	81,304,215
Industrials	44,643,372	—		—	44,643,372
Information Technology	106,844,655	—		—	106,844,655
Materials	13,908,120	—		—	13,908,120
Real Estate	13,448,413	—		—	13,448,413
Utilities	16,562,325	—		—	16,562,325
Total Common Stocks	$515,369,154	$8,299,540	*	$—	$523,668,694
Short-Term Investments	$—	$7,005,533		$—	$7,005,533
Total Investments	$515,369,154	$15,305,073		$—	$530,674,227

Liability Description
Written Covered Call Options	$(2,382,367)	$—		$—	$(2,382,367)
Total	$(2,382,367)	$—		$—	$(2,382,367)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019